Convertible Debt (Details) - Schedule of the Debt Issuance Liability is Re-Measured - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Issuance
Total Net Debt Issuance		$ 9,133	$ 310,588
Group A [Member]
Debt Issuance
Total Net Debt Issuance
Group B [Member]
Debt Issuance
Total Net Debt Issuance
Group C [Member]
Debt Issuance
Total Net Debt Issuance		9,133
Group D [Member]
Debt Issuance
Total Net Debt Issuance